Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	PurePenn, LLC	Mountaineer Holding, LLC	Keystone Relief Centers LLC	Nature's Remedy of Massachusetts, Inc.	Solevo Wellness West Virginia, LLC	PCMV	Key Stone Shops [Member]	Super Voting Shares	Multiple Voting Shares	Subordinate Voting Shares	Subordinate Voting Shares PurePenn, LLC	Subordinate Voting Shares Mountaineer Holding, LLC	Subordinate Voting Shares Nature's Remedy of Massachusetts, Inc.	Subordinate Voting Shares Solevo Wellness West Virginia, LLC	Subordinate Voting Shares PCMV	Subordinate Voting Shares Key Stone Shops [Member]	Common Shares	Common Shares PurePenn, LLC	Common Shares Mountaineer Holding, LLC	Common Shares Nature's Remedy of Massachusetts, Inc.	Common Shares Solevo Wellness West Virginia, LLC	Common Shares PCMV	Common Shares Key Stone Shops [Member]	Additional Paid-in-Capital	Additional Paid-in-Capital Previously Reported [Member]	Additional Paid-in-Capital PurePenn, LLC	Additional Paid-in-Capital Mountaineer Holding, LLC	Additional Paid-in-Capital Keystone Relief Centers LLC	Additional Paid-in-Capital Nature's Remedy of Massachusetts, Inc.	Additional Paid-in-Capital Solevo Wellness West Virginia, LLC	Additional Paid-in-Capital PCMV	Additional Paid-in-Capital Key Stone Shops [Member]	Warrants	Accumulated Earnings
Beginning Balance at Dec. 31, 2017	$ 4,160																									$ 11,456									$ 0	$ (7,296)
Beginning Balance (in shares) at Dec. 31, 2017										85,246,600	13,436,800	0							98,683,400
Share-based compensation	15,020																									15,020
Shares issued for cash - warrant exercise	1,489																									1,489
Shares issued for cash - warrant exercise (in shares)												321,268							321,268
Conversion of warrants to Subordinate Voting Shares	200
Issuance of Common Stock as Debt Discount	200																									200
Additional Contribution from the Issuance of Below Market Interest Debt	46																									46
Issuance of Shares Subscription Receipt Offering, Net	45,948																									45,948
Issuance of Shares Subscription Receipt Offering, Net (in shares)											3,573,450	7,354,050							10,927,500
Broker Warrants Issued in Reverse Takeover Transaction	1,519																									1,519
Net Consideration Provided in Reverse Takeover Transaction	(460)																									(460)
Net Consideration Provided in Reverse Takeover Transaction (in shares)												200,000							200,000
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)											(3,259,799)	3,259,799
Net income and comprehensive income	10,893																																			10,893
Ending Balance at Dec. 31, 2018	78,814																									75,218									0	3,596
Ending Balance (in shares) at Dec. 31, 2018										85,246,600	13,750,451	11,135,117							110,132,168
Shares issued for cash - warrant exercise	964																									964
Shares issued for cash - warrant exercise (in shares)												214,178							214,178
Additional Contribution from the Issuance of Below Market Interest Debt	10																									10
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)										(17,433,300)	(7,089,077)	24,522,377
Net income and comprehensive income	53,094																																			53,094
Ending Balance at Dec. 31, 2019	132,883																									76,192									0	56,691
Ending Balance (in shares) at Dec. 31, 2019										67,813,300	6,661,374	35,871,672							110,346,346
Share-based compensation	1,222																									1,222
Net income and comprehensive income	23,605																																			23,605
Ending Balance at Mar. 31, 2020	157,710																									77,414										80,296
Ending Balance (in shares) at Mar. 31, 2020										67,813,300	6,661,374	35,871,672							110,346,346
Beginning Balance at Dec. 31, 2019	132,883																									76,192									0	56,691
Beginning Balance (in shares) at Dec. 31, 2019										67,813,300	6,661,374	35,871,672							110,346,346
Net income and comprehensive income	59,958
Ending Balance at Sep. 30, 2020	289,735																									173,086										116,649
Ending Balance (in shares) at Sep. 30, 2020										58,182,500	1,476,959	58,134,478							117,793,937
Beginning Balance at Dec. 31, 2019	132,883																									76,192									0	56,691
Beginning Balance (in shares) at Dec. 31, 2019										67,813,300	6,661,374	35,871,672							110,346,346
Share-based compensation	2,765																									2,765
Shares issued for cash - warrant exercise	11,459																									11,459
Shares issued for cash - warrant exercise (in shares)												2,723,411							2,723,411
Contingent consideration payable in shares	65,000																									65,000
Shares issued for acquisition			$ 37,000																									$ 37,000
Shares issued for acquisition (in shares)													1,780,061							1,780,061
Conversion of Multiple Voting to Subordinate Voting Shares										(9,630,800)	(5,222,337)	14,853,137
Reclassification of Warrants to Equity	$ 52,570																																		52,570
Exercise of Stock Options (in shares)	9,180											9,180							9,180
Issuance of Shares in Private Placement, Net of Issuance Costs (in shares)												4,715,000							4,715,000
Issuance of Shares in Private Placement, Net of Issuance Costs	$ 83,228																									83,228
Net income and comprehensive income	62,999																																			62,999
Ending Balance at Dec. 31, 2020	447,904																									328,214	$ 275,644								52,570	119,690
Ending Balance (in shares) at Dec. 31, 2020										58,182,500	1,439,037	59,952,461							119,573,998
Beginning Balance at Mar. 31, 2020	157,710																									77,414										80,296
Beginning Balance (in shares) at Mar. 31, 2020										67,813,300	6,661,374	35,871,672							110,346,346
Share-based compensation	462																									462
Shares issued for cash - warrant exercise	11,458																									11,458
Shares issued for cash - warrant exercise (in shares)												2,723,311							2,723,311
Net income and comprehensive income	18,938																																			18,938
Ending Balance at Jun. 30, 2020	188,568																									89,334										99,234
Ending Balance (in shares) at Jun. 30, 2020										67,813,300	6,661,374	38,594,983							113,069,657
Share-based compensation	523																									523
Shares issued for cash - warrant exercise	1																									1
Shares issued for cash - warrant exercise (in shares)												100							100
Conversion of Super Voting Shares to Subordinate Voting Shares (in shares)											(5,184,415)	5,184,415
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)										(9,630,800)		9,630,800
Exercise of Stock Options (in shares)												9,180							9,180
Issuance of Shares in Private Placement, Net of Issuance Costs (in shares)												4,715,000							4,715,000
Issuance of Shares in Private Placement, Net of Issuance Costs	83,228																									83,228
Net income and comprehensive income	17,415																																			17,415
Ending Balance at Sep. 30, 2020	289,735																									173,086										116,649
Ending Balance (in shares) at Sep. 30, 2020										58,182,500	1,476,959	58,134,478							117,793,937
Beginning Balance at Dec. 31, 2020	447,904																									328,214	275,644								52,570	119,690
Beginning Balance (in shares) at Dec. 31, 2020										58,182,500	1,439,037	59,952,461							119,573,998
Share-based compensation	741																									741
Shares issued for cash - warrant exercise	6,861																									6,861
Shares issued for cash - warrant exercise (in shares)												469,133							469,133
Conversion of warrants to subordinate voting shares (in shares)												133,408							133,408
Conversion of Multiple Voting to Subordinate Voting Shares											(117,668)	117,668
Conversion of Super Voting Shares to Subordinate Voting Shares (in shares)										(3,021,100)		3,021,100
Conversion of Super Voting Shares to Multiple Voting Shares (in shares)										(55,161,400)	55,161,400
Net income and comprehensive income	30,078																																			30,078
Ending Balance at Mar. 31, 2021	485,584																									335,816										149,768
Ending Balance (in shares) at Mar. 31, 2021											56,482,769	63,693,770							120,176,539
Beginning Balance at Dec. 31, 2020	$ 447,904																									328,214	$ 275,644								$ 52,570	119,690
Beginning Balance (in shares) at Dec. 31, 2020										58,182,500	1,439,037	59,952,461							119,573,998
Exercise of Stock Options (in shares)	36,787
Net income and comprehensive income	$ 89,574
Ending Balance at Sep. 30, 2021	822,643																									613,379										209,264
Ending Balance (in shares) at Sep. 30, 2021											54,919,596	74,611,611							129,531,207
Beginning Balance at Mar. 31, 2021	485,584																									335,816										149,768
Beginning Balance (in shares) at Mar. 31, 2021											56,482,769	63,693,770							120,176,539
Share-based compensation	744																									744
Shares issued for cash - warrant exercise	811																									811
Shares issued for cash - warrant exercise (in shares)												100,400							100,400
Common stock issued upon cashless warrant exercise (in shares)												661,614							661,614
Tax withholding related to net share settlement of equity awards	(595)																									(595)
Tax withholding related to net share settlement of equity awards (in shares)												(15,734)							(15,734)
Issuance of shares in offering, net of issuance costs	217,896																									217,896
Issuance of shares in offering, net of issuance costs (in shares)												5,750,000							5,750,000
Contingent consideration payable in shares	(2,800)																									(2,800)
Adjustment of fair value of equity consideration			$ 2,711		$ 1,004																							$ 2,711		$ 1,004
Shares issued for acquisition				$ 2,470		$ 9,140	$ 445																						$ 2,470		$ 9,140	$ 445
Shares issued for acquisition (in shares)														60,342	237,881	11,658					60,342	237,881	11,658
Conversion of warrants to Subordinate Voting Shares																																				0
Conversion of warrants to subordinate voting shares (in shares)											(21,673)	21,673
Net income and comprehensive income	40,880																																			40,880
Ending Balance at Jun. 30, 2021	758,290	$ 756,235																								567,642										190,648
Ending Balance (in shares) at Jun. 30, 2021											56,461,096	70,521,604							126,982,700
Share-based compensation	732																									732
Common stock issued upon cashless warrant exercise (in shares)												1,280,965							1,280,965
Tax withholding related to net share settlement of equity awards	(392)																									(392)
Tax withholding related to net share settlement of equity awards (in shares)												(21,151)							(21,151)
Shares issued for acquisition								$ 10,012	$ 35,385																								$ 10,012	$ 35,385
Shares issued for acquisition (in shares)																	258,383	1,009,336						258,383	1,009,336
Conversions of Super and Multiple Voting Shares to Subordinate Voting Shares (in shares)											(1,541,500)	1,541,500
Exercise of Stock Options (in shares)												20,974							20,974
Net income and comprehensive income	18,616																																			18,616
Ending Balance at Sep. 30, 2021	$ 822,643																									$ 613,379										$ 209,264
Ending Balance (in shares) at Sep. 30, 2021											54,919,596	74,611,611							129,531,207